Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of principal terms of preference shares
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2017. There were no Second Preferred Shares issued and outstanding at December 31, 2017. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

	ANNUAL DIVIDEND RATE					NUMBER OF SHARES		STATED CAPITAL
SERIES		CONVERTIBLE INTO	CONVERSION DATE	REDEMPTION DATE	REDEMPTION PRICE	AUTHORIZED	ISSUED AND OUTSTANDING	DEC. 31, 2017	DEC. 31, 2016
Q	floating	Series R	December 1, 2025		$25.50	8,000,000	—	—	—
R(1)	4.13%	Series Q	December 1, 2020	December 1, 2020	$25.00	8,000,000	8,000,000	200	200
S	floating	Series T	November 1, 2021	At any time	$25.50	8,000,000	3,513,448	88	88
T(1)	3.019%	Series S	November 1, 2021	November 1, 2021	$25.00	8,000,000	4,486,552	112	112
Y	floating	Series Z	December 1, 2022	At any time	$25.50	10,000,000	8,081,491	202	219
Z(1)	3.904%	Series Y	December 1, 2022	December 1, 2022	$25.00	10,000,000	1,918,509	48	31
AA(1)	3.61%	Series AB	September 1, 2022	September 1, 2022	$25.00	20,000,000	11,398,396	291	259
AB	floating	Series AA	September 1, 2022	At any time	$25.50	20,000,000	8,601,604	219	251
AC(1)	3.55%	Series AD	March 1, 2018	March 1, 2018	$25.00	20,000,000	5,069,935	129	129
AD	floating	Series AC	March 1, 2018	At any time	$25.50	20,000,000	14,930,065	381	381
AE	floating	Series AF	February 1, 2020	At any time	$25.50	24,000,000	9,292,133	232	232
AF(1)	3.11%	Series AE	February 1, 2020	February 1, 2020	$25.00	24,000,000	6,707,867	168	168
AG(1)	2.80%	Series AH	May 1, 2021	May 1, 2021	$25.00	22,000,000	4,985,351	125	125
AH	floating	Series AG	May 1, 2021	At any time	$25.50	22,000,000	9,014,649	225	225
AI(1)	2.75%	Series AJ	August 1, 2021	August 1, 2021	$25.00	22,000,000	5,949,884	149	149
AJ	floating	Series AI	August 1, 2021	At any time	$25.50	22,000,000	8,050,116	201	201
AK(1)	2.954%	Series AL	December 31, 2021	December 31, 2021	$25.00	25,000,000	22,745,921	569	569
AL(2)	floating	Series AK	December 31, 2021	At any time		25,000,000	2,254,079	56	56
AM(1)	2.764%	Series AN	March 31, 2021	March 31, 2021	$25.00	30,000,000	9,546,615	218	218
AN(2)	floating	Series AM	March 31, 2021	At any time		30,000,000	1,953,385	45	45
AO(1)	4.26%	Series AP	March 31, 2022	March 31, 2022	$25.00	30,000,000	4,600,000	118	118
AP(3)	floating	Series AO	March 31, 2027			30,000,000	—	—	—
AQ(1)	4.25%	Series AR	September 30, 2018	September 30, 2018	$25.00	30,000,000	9,200,000	228	228
AR(3)	floating	Series AQ	September 30, 2023			30,000,000	—	—	—
								4,004	4,004

(1)	BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years after that date.

(2)
BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2021 and March 31, 2021, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for such series of First Preferred Shares.

(3)
If Series AP or AR First Preferred Shares are issued on March 31, 2022 and September 30, 2018, respectively, BCE may redeem such shares at $25.00 per share on March 31, 2027 and September 30, 2023, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AP or AR First Preferred Shares at $25.50 per share on any date, in the case of Series AP First Preferred Shares, and on any date after September 30, 2018, in the case of Series AR First Preferred Shares, which is not a Series conversion date for each relevant series.

The following table provides details about the outstanding common shares of BCE.

		2017		2016
	NOTE	NUMBER OF SHARES	STATED CAPITAL	NUMBER OF SHARES	STATED CAPITAL
Outstanding, January 1		870,706,332	18,370	865,614,188	18,100
Shares issued for the acquisition of MTS	3	27,642,714	1,594	—	—
Shares issued under employee stock option plan	26	2,555,863	122	2,236,891	104
Shares issued under dividend reinvestment plan		—	—	688,839	38
Shares issued under ESP		91,731	5	2,166,414	128
Outstanding, December 31		900,996,640	20,091	870,706,332	18,370